Unaudited Condensed Statement of Cash Flows - USD ($)	1 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (716)	$ (716)	$ (345,648)
Adjustments to reconcile net loss to net cash used in operating activities
Unrealized gain on change in fair value of warrants			(108,948)
Interest earned on marketable securities held in Trust Account			(7,230)
Adjustments to reconcile net cash used in operating activities:
Formation cost paid by related party		716
Prepaid expenses			(134,478)
Accrued offering costs and expenses	716		126,019
Due to related party			(716)
Net cash used in operating activities			(471,001)
Proceeds from IPO and over-allotment			133,000,000
Payment of underwriting fees			(2,660,000)
Proceeds from private placement			4,160,000
Proceeds from issuance of promissory note to related party			125,000
Payment to promissory note to related party			(125,000)
Proceeds from issuance of common stock to initial stockholders			25,000
Payment of deferred offering costs			(425,347)
Net cash provided by financing activities			134,099,653
Net change in cash			628,652
Cash, beginning of the period
Cash, end of the period			628,652
Supplemental disclosure of cash flow information
Initial value of common stock subject to possible redemption			124,413,913
Reclassification of offering costs related to Public Shares			(4,779,936)
Subsequent measurement of common stock subject to redemption			13,366,023
Subsequent measurement of common stock subject to redemption (interest earned on trust account)			7,230
Forfeiture of founder shares			13
Initial classification of warrant liability			270,307
Cash Flows from Investing Activities:
Investment held in Trust Account			(133,000,000)
Net cash used in investing activities			(133,000,000)
Supplemental disclosure of cash flow information:
Deferred offering cost paid by Sponsor in exchange for issuance of common stock
SoundHound, Inc.
Cash Flows from Operating Activities:
Net loss			(56,893,000)	(58,081,000)	(74,407,000)	$ (64,467,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			4,169,000	4,547,000	6,037,000	4,671,000
Stock-based compensation			4,049,000	4,423,000	5,897,000	3,328,000
Accretion of investment discount					(20,000)	(140,000)
Change in fair value of warrant liability		(1,259,000)	2,701,000	593,000	587,000	428,000
Amortization of debt issuance costs			2,210,000	765,000	1,068,000
Non-cash lease amortization			2,498,000
Deferred income taxes		141,000	1,035,000	(1,000)	(2,282,000)
Loss upon extinguishment of debt				3,775,000	3,775,000
Change in fair value of derivative liability			1,090,000	1,300,000	1,259,000
Loss on disposal of fixed assets						8,000
Adjustments to reconcile net cash used in operating activities:
Accounts receivable, net			(2,061,000)	4,899,000	(1,890,000)	50,000
Prepaid expenses			(627,000)	(628,000)	(320,000)	166,000
Operating lease liabilities arising from obtaining right-of-use assets			(2,788,000)
Other long term assets			(337,000)	32,000
Accounts payable			(32,000)	796,000	1,174,000	891,000
Accrued liabilities			767,000	(1,415,000)	1,311,000
Tenant improvements					1,098,000
Other liabilities, non-current			525,000	906,000	526,000
Accrued expenses						3,588,000
Deferred rent				(10,000)	(458,000)	(582,000)
Deferred revenue			(7,262,000)	2,507,000	10,341,000	6,026,000
Net cash used in operating activities			(50,956,000)	(35,592,000)	(46,304,000)	(46,033,000)
Net cash provided by financing activities			35,202,000	52,822,000	53,454,000	(2,328,000)
Net change in cash			(16,433,000)	28,165,000	18,598,000	(40,040,000)
Cash, beginning of the period			44,982,000	26,384,000	26,384,000	66,424,000
Cash, end of the period	54,551,000	44,982,000	28,549,000	54,551,000	44,982,000	26,384,000
Supplemental disclosure of cash flow information
Forfeiture of founder shares			4,049,000	4,423,000	5,897,000	3,328,000
Cash Flows from Investing Activities:
Purchase of property and equipment			(679,000)	(1,655,000)	(2,162,000)	(5,109,000)
Purchase of short-term investments						(18,570,000)
Maturities of short-term investments				12,590,000	13,610,000	32,000,000
Net cash used in investing activities			(679,000)	10,935,000	11,448,000	8,321,000
Cash flows from financing activities:
Proceeds from issuance of note payable			29,833,000
Proceeds from the exercise of common stock option			1,905,000	206,000
Cash flows from financing activities
Issuance of common stock					254,000	152,000
Proceeds from issuance of preferred stock					16,000,000
Proceeds from issuance of convertible note			5,000,000	54,935,000	40,000,000
Proceeds from exercise of common stock warrants					200,000
Payment of capital lease obligations, net			(1,536,000)	(2,319,000)	(3,000,000)	(2,480,000)
Cash and cash equivalents	53,031,000	43,692,000	27,259,000	53,031,000	43,692,000	24,634,000
Current portion of restricted cash included in prepaid expenses and other current assets		230,000	230,000		230,000	230,000
Non-current portion of restricted cash	$ 1,520,000	$ 1,060,000	1,060,000	1,520,000	1,060,000	1,520,000
Total cash, cash equivalents, and restricted cash shown in the consolidated statement of cash flows			28,549,000	54,551,000	44,982,000	26,384,000
Cash paid during the year for:
Income taxes			1,400,000	274,000	738,000	253,000
Interest			1,469,000	323,000	412,000	568,000
Noncash investing and financing activities
Operating lease liabilities and right-of-use assets through adoption of Topic 842			11,954,000
Operating lease liabilities arising from obtaining right-of-use assets			3,422,000
Property and equipment acquired under capital leases				60,000	257,000	4,547,000
Debt discount through issuance of common stock warrants			3,843,000
Debt discount through issuance of convertible note with derivative liability				6,520,000
Extinguishment of derivative liability				(5,377,000)
Unrealized gain for available for sale securities			1,000	6,000
Discount on convertible debt from derivative liability					1,121,000
Change in fair value of warrant liability upon exercise for Series B preferred stock					1,931,000
Deemed dividend from exchange of series D-3A redeemable convertible preferred stock for series D-3				3,182,000	3,182,000
Conversion of convertible notes to series D-3A redeemable convertible preferred stock				$ 30,664,000	$ 30,664,000
Purchase of property and equipment in accounts payable and accrued expenses						$ 270,000